Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment, Net (Details)	Dec. 31, 2024
Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Renovation [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment, Net [Line Items]
Estimated useful lives	5 years